Note 11 - Share-Based Awards Plan (Details)	1 Months Ended	12 Months Ended				0 Months Ended											12 Months Ended					0 Months Ended													5 Months Ended	12 Months Ended						0 Months Ended			5 Months Ended
	Feb. 28, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013	Dec. 31, 2012	Dec. 25, 2014 Employee Stock Option [Member] Senior Management [Member] The 2013 Plan [Member]	May 23, 2012 Employee Stock Option [Member] The 2001 Plan [Member] USD ($)	Apr. 18, 2001 Employee Stock Option [Member] The 2001 Plan [Member]	Jan. 31, 2007 Employee Stock Option [Member] The 2005 Plan I [Member] USD ($)	May 23, 2012 Employee Stock Option [Member] The 2005 Plan II [Member] USD ($)	Sep. 17, 2007 Employee Stock Option [Member] The 2005 Plan II [Member] USD ($)	Dec. 25, 2014 Employee Stock Option [Member] The 2009 Plan [Member] USD ($)	Dec. 11, 2009 Employee Stock Option [Member] The 2009 Plan [Member] USD ($)	May 23, 2012 Employee Stock Option [Member] The 2011 Plan [Member] USD ($)	Dec. 31, 2011 Employee Stock Option [Member] The 2011 Plan [Member]	Dec. 25, 2014 Employee Stock Option [Member] The 2013 Plan [Member] USD ($)	Dec. 31, 2014 Employee Stock Option [Member] USD ($)	Dec. 31, 2014 Employee Stock Option [Member] CNY	Dec. 31, 2013 Employee Stock Option [Member] CNY	Dec. 31, 2012 Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Employee Stock Option [Member] CNY	May 23, 2012 Restricted Stock [Member] Director [Member] The 2009 Plan [Member] USD ($)	Dec. 11, 2009 Restricted Stock [Member] Director [Member] The 2009 Plan [Member]	Dec. 25, 2014 Restricted Stock [Member] Senior Management [Member] The 2009 Plan [Member]	May 23, 2012 Restricted Stock [Member] Senior Management [Member] The 2009 Plan [Member] USD ($)	Dec. 11, 2009 Restricted Stock [Member] Senior Management [Member] The 2009 Plan [Member]	Dec. 25, 2014 Restricted Stock [Member] Senior Management [Member] The 2011 Plan [Member] USD ($)	Feb. 05, 2013 Restricted Stock [Member] Senior Management [Member] The 2011 Plan [Member] USD ($)	May 23, 2012 Restricted Stock [Member] Senior Management [Member] The 2011 Plan [Member]	Dec. 25, 2014 Restricted Stock [Member] Senior Management [Member] The 2013 Plan [Member] USD ($)	Dec. 25, 2014 Restricted Stock [Member] The 2009 Plan [Member] USD ($)	Dec. 11, 2009 Restricted Stock [Member] The 2009 Plan [Member] USD ($)	May 23, 2012 Restricted Stock [Member] The 2011 Plan [Member] USD ($)	Dec. 31, 2011 Restricted Stock [Member] The 2011 Plan [Member]	Dec. 31, 2013 Restricted Stock [Member] The 2013 Plan [Member]	Dec. 31, 2014 Restricted Stock [Member] USD ($)	Dec. 31, 2014 Restricted Stock [Member] CNY	Dec. 31, 2013 Restricted Stock [Member] USD ($)	Dec. 31, 2013 Restricted Stock [Member] CNY	Dec. 31, 2012 Restricted Stock [Member] USD ($)	Dec. 31, 2012 Restricted Stock [Member] CNY	Dec. 11, 2009 The 2009 Plan [Member]	May 23, 2012 The 2011 Plan [Member]	Dec. 20, 2011 The 2011 Plan [Member]	Dec. 31, 2013 The 2013 Plan [Member]	Aug. 15, 2013 The 2013 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		336,000	336,000					59,063	65,875	8,000	65,800	40,000	175,000	253,000	0	296,000																													0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 4.39					$ 4.71		$ 25.42	$ 4.56	$ 11.71	$ 4.39	$ 6.55	$ 4.56		$ 4.39	$ 2.21
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							11 years		10 years	2 years 222 days	10 years	4 years	10 years	8 years 222 days		8 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years	5 years		5 years		5 years	3 years										3 years					3 years			3 years	3 years											3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																						51,000	84,000	25,000	3,000	69,000	68,004	10,000	134,000	44,454				0	0	137,458	137,458
Share-based Compensation Arrangement by Share-based Payment Award, Award Cash Consideration (in Dollars)																						$ 0			$ 0		$ 0	$ 0		$ 0	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Vested on Day of Grant, Percentage						25.00%				100.00%		25.00%										25.00%			100.00%		25.00%	25.00%		25.00%	25.00%											25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																												393,745		387,454
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																				$ 4.39		$ 3.72		$ 3.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 2.21																		$ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars)		2,080															2,080
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																	300,000	1,800,000	600,000		4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value																																				300,000	1,700,000		900,000		2,500,000
Allocated Share-based Compensation Expense																																				500,000	3,300,000		1,500,000		5,800,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options																	600,000	3,500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized																																				500,000	2,900,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																	2 years 299 days	2 years 299 days																		2 years 277 days	2 years 277 days
Proceeds from Stock Options Exercised		$ 8,994	55,805
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	2,000	2,000	2,000	0	0